Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

	As of December 31,
	2020	2021
	(RMB in thousands)
Receivables from third-party payment service providers (i)	587,168	628,611
Deposits to Institutional Funding Partners (ii)	288,215	208,409
Prepayment to inventory suppliers	59,586	33,976
Prepaid input value-added tax	33,695	20,504
Staff advances	12,694	8,071
Rental deposits and other current assets	23,487	41,579
Total prepaid expenses and other current assets	1,004,845	941,150

(i)
The Group opened accounts with third‑party payment service providers mainly to facilitate collection and transfer of the funds, interest and service fees from/to the Borrowers and Institutional Funding Partners. The balance of receivables from third‑party payment service providers represents amounts temporarily held in these accounts.
(ii)
The balances represent deposits made to the Institutional Funding Partners to directly satisfy the principal and interest payment obligations in case of Borrowers’ defaults.